Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Net book value of intangible assets subject to amortization	¥ 78,876,486		¥ 97,539,341	$ 12,176,431
Amortizable intangible assets
Finite-Lived Intangible Assets [Line Items]
Acquired game licenses	146,925,649		146,925,649	22,681,412
Acquired game development cost	12,285,000		12,285,000	1,896,477
Less: Accumulated amortization	(74,875,427)		(55,738,585)	(11,558,774)
Impairment provision	(4,394,381)		(4,394,381)	(678,376)
Translation difference	(1,064,355)	$ (164,308)	(1,538,342)
Net book value of intangible assets subject to amortization	¥ 78,876,486		¥ 97,539,341	$ 12,176,431